                            UAM Funds
                            Funds for the Informed Investorsm

The Sirach Portfolios                                          February 28, 2000
Institutional Class Prospectus                    as supplemented March 27, 2000




                                                                   [LOGO OF UAM]

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Sirach Growth Portfolio
 Sirach Equity Portfolio
 Sirach Special Equity Portfolio
 Sirach Strategic Balanced Portfolio
 Sirach Bond Portfolio

 Table Of Contents


Portfolio Summary ..........................................................   1


 What are the Investment Objectives of the Portfolios?......................   1
 What are the Principal Investment Strategies of the Portfolios?............   1
 What are the Principal Risks of the Portfolios?............................   2
 How have the Portfolios Performed?.........................................   4
 What are the Fees and Expenses of the Portfolios?..........................   6


Investing with the UAM Funds ...............................................   8


 Buying Shares..............................................................   8
 Redeeming Shares...........................................................   9
 Exchanging Shares..........................................................   9
 Transaction Policies.......................................................  10


Account Policies ...........................................................  13


 Small Accounts.............................................................  13
 Distributions..............................................................  13
 Federal Taxes..............................................................  13


Portfolio Details ..........................................................  15


 Principal Investments and Risks of the Portfolios..........................  15
 Other Investment Practices and Strategies..................................  19
 Year 2000..................................................................  20
 Investment Management......................................................  21
 Shareholder Servicing Arrangements.........................................  23
 Additional Classes.........................................................  24


Financial Highlights .......................................................  25


 Growth Portfolio...........................................................  25
 Special Equity Portfolio...................................................  26
 Strategic Balanced Portfolio...............................................  26
 Equity Portfolio...........................................................  27
 Bond Portfolio.............................................................  27

 Portfolio Summary

WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS?
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  Listed below are the investment objectives of the portfolios. The portfo-lios cannot guarantee they will meet their investment objectives. A port-folio may not change its investment objective without shareholderapproval.

Growth Portfolio

  The Growth Portfolio seeks to provide long-term capital growth, consistent with reasonable risk to principal, by investing primarily in common stocks of companies that offer long-term growth potential.

Equity Portfolio

  The Equity Portfolio seeks to provide long-term capital growth, consistent with reasonable risk to principal, by investing, under normal circumstanc-es, at least 90% of its total assets in common stocks of companies that offer long-term growth potential.

Special Equity Portfolio

  The Special Equity Portfolio seeks to provide maximum long-term growth of capital, consistent with reasonable risk to principal, by investing in small to medium capitalized companies with particularly attractive finan-cial characteristics.

Strategic Balanced Portfolio

  The Strategic Balanced Portfolio seeks to provide long-term capital growth, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks and fixed income securities.

Bond Portfolio

  The Bond Portfolio seeks to achieve above-average total return, consistent with reasonable risk to principal, by investing primarily in dollar- de-nominated, investment-grade fixed-income securities.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
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  This section summarizes the principal investment strategies of the portfo-lios. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS."

Growth, Equity and Special Equity Portfolios

  The adviser believes that the Growth, Equity and Special Equity Portfolios can achieve their goals by investing in equity securities of companies that rank high on its proprietary ranking system. The Growth and Equity Portfolios invest in companies of all sizes. The Special Equity Portfolio normally seeks to achieve its objective by investing primarily in common stocks of companies that have market capitalizations within the market capitalization range of the Russell 2500 Index at the time of purchase.

Bond Portfolio

  The Bond Portfolio normally seeks to achieve its goal by investing at least 75% of its total assets in a diversified mix of dollar-denominated,investment-grade debt securities. The adviser will adjust the maturity/duration, maturity structure, sector weightings and individual issues of the portfolio based on its assessment of current economic condi-tions and trends and monetary and fiscal policies. In selecting securities for the portfolio, the adviser tries to achieve incremental risk-adjusted return.

Strategic Balanced Portfolio

  The Strategic Balanced Portfolio typically seeks to achieve its goal by investing approximately 40-45% of its assets in investment-grade debt se-curities and 55-60% in equity securities. The adviser selects equity secu-rities for the portfolio using the same approach as the Growth Portfolio and selects debt securities for the portfolio using the same approach as the Bond Portfolio.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
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  This section summarizes the principal risks associated with investing in the portfolios. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS."

Risks Common to All of the Portfolios

  As with all mutual funds, at any time, your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in a portfolio because:

  . The portfolio may not achieve its goal because its strategy did not produce the intended results or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Growth Portfolio, Equity Portfolio, Special Equity Portfolio and Strategic Balanced Portfolio

  As with all equity funds, the risks that could affect the value of the portfolios' shares and the total return on your investment include the possibility that the equity securities held by a portfolio will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities markets gener-ally, an entire industry or sector or a particular company. This risk is greater for small and medium sized companies, which rend to be more vul-nerable to adverse developments than larger companies.

  Growth funds may not perform as well as other types of mutual funds when growth investing is out of favor. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Strategic Balanced Portfolio and Bond Portfolio

  As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities), and a portfolio's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipat-ed, forcing the portfolio to keep its money invested at lower rates. Fall-ing interest rates, however, generally cause investors to pay off mort-gage-backed and asset-backed securities earlier than expected, forcing a portfolio to reinvest the money at a lower interest rate.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes un-able to honor its financial obligations, the security may lose some or all of its value.

HOW HAVE THE PORTFOLIOS PERFORMED?
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  The following information illustrates how the performance of this class of each portfolio has varied from year to year. The bar chart shows a class's performance during each calendar year for the period shown in the chart. The average annual return table compares a class's average annual returns to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

Growth Portfolio

  Calendar Year Returns

                                    [CHART]
                            1994            -7.53%
                            1995            29.40%
                            1996            23.19%
                            1997            32.09%
                            1998            25.95%
                            1999            23.92%

                    Return  Quarter Ended
  ---------------------------------------
   Highest Quarter   25.58%   12/31/98
  ---------------------------------------
   Lowest Quarter   -13.83%    9/30/98

  Average Annual Returns For Periods Ended December 31, 1999

                     1 Year  5 Years Since 12/31/93*
  --------------------------------------------------
   Growth Portfolio  23.92%   26.87%      20.49%
  --------------------------------------------------
   S&P 500 Index     21.04%   28.55%      23.43%

  * Beginning of operations. Index comparisons begin on 11/30/93.

Equity Portfolio

  Calendar Year Returns

                                    [CHART]
                            1997            29.93%
                            1998            29.97%
                            1999            23.28%

                    Return  Quarter Ended
  ---------------------------------------
   Highest Quarter   25.01%   12/31/98
  ---------------------------------------
   Lowest Quarter   -13.20%    9/30/98

  Average Annual Returns For Periods Ended December 31, 1999

                     1 Year  Since 7/1/96*
  ----------------------------------------
   Equity Portfolio  23.28%      27.84%
  ----------------------------------------
   S&P 500 Index     21.04%      27.15%

  * Beginning of operations. Index comparisons begin on 6/30/96.

Special Equity Portfolio

  Calendar Year Returns

                                    [CHART]
                            1990             5.16%
                            1991            53.65%
                            1992            10.02%
                            1993            18.89%
                            1994            -6.75%
                            1995            36.21%
                            1996            12.09%
                            1997            11.27%
                            1998             5.64%
                            1999            79.58%

                    Return  Quarter Ended
  ---------------------------------------
   Highest Quarter  43.96%    12/31/99
  ---------------------------------------
   Lowest Quarter   -26.88%    9/30/98

  Average Annual Returns For Periods Ended December 31, 1999

                              1 Year  5 Years 10 Years
  ----------------------------------------------------
   Special Equity Portfolio   79.58%   26.37%  20.30%
  ----------------------------------------------------
   Russell 2500 Growth Index  55.48%   23.10%  15.56%

Strategic Balanced Portfolio

  Calendar Year Returns

                                    [CHART]
                            1994            -6.92%
                            1995            25.98%
                            1996            13.20%
                            1997            21.86%
                            1998            19.35%
                            1999            13.48%

                    Return  Quarter Ended
  ---------------------------------------
   Highest Quarter  14.73%    12/31/98
  ---------------------------------------
   Lowest Quarter   -6.53%     9/30/98

  Average Annual Returns For Periods Ended December 31, 1999

                                         1 Year  5 Years Since 12/1/93*
  ---------------------------------------------------------------------
   Strategic Balanced Portfolio          13.48%   18.67%     14.04%
  ---------------------------------------------------------------------
   S&P 500 Index                         21.04%   28.55%     23.43%
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   Lehman Brothers Aggregate Bond Index  -0.83%    7.73%      5.89%
  ---------------------------------------------------------------------
   Lipper Balanced Fund Index             8.98%   16.33%     13.17%

  *Beginning of operations. Index comparisons, begin on 11/30/93.

Bond Portfolio

  Calendar Year Returns

                                    [CHART]
                            1998            7.83%
                            1999           -0.78%

                    Return Quarter Ended
  --------------------------------------
   Highest Quarter   3.22%    9/30/98
  --------------------------------------
   Lowest Quarter   -0.80%    6/30/99

  Average Annual Returns For Periods Ended December 31, 1999

                                         1 Year Since 11/3/97*
  ------------------------------------------------------------
   Bond Portfolio                        -0.78%     4.09%
  ------------------------------------------------------------
   Lehman Brothers Aggregate Bond Index  -0.83%     4.22%

  * Beginning of operations. Index comparisons begin on 10/31/97

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIOS?
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Shareholder Transaction Fees (fees paid directly from your investment)

  The portfolios are no-load investments, which means there are no fees or charges to buy or sell their shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

  The portfolios do have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of a portfolio.

                                             Special  Strategic
                         Growth    Equity    Equity   Balanced    Bond
                        Portfolio Portfolio Portfolio Portfolio Portfolio
  -----------------------------------------------------------------------
   Management Fee         0.65%     0.65%     0.70%     0.65%     0.35%
  -----------------------------------------------------------------------
   Other Expenses         0.36%     0.59%     0.24%     0.36%     0.53%
  -----------------------------------------------------------------------
   Total Annual Fund
    Operating Expenses    1.01%     1.24%*    0.94%     1.01%     0.88%*

  * "Other Expenses" presented in the table above may be higher than the ex-penses you would actually pay as a shareholder in a portfolio. This is due to the fact that the adviser has voluntarily agreed to limit the ex-penses of this class of the portfolios to the extent necessary to keep their total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the amount presented in the table below, expressed as a percentage of the portfolio's average daily net assets. The adviser may change or cancel its expense limitation at any time. In addition "Other Expenses" do not take into account any ex-pense offset arrangement a portfolio may have that would reduce its cus-todian fee based on the amount of cash the portfolio maintains with its custodian. This would also have the effect of reducing the portfolio's expenses.

                   Equity Portfolio Bond Portfolio
   -----------------------------------------------
    Expense Limit       0.90%           0.50%

Example

  This example can help you to compare the cost of investing in these port-folios to the cost of investing in other mutual funds. The example assumes you invest $10,000 in each portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you rein-vested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year 3 Years 5 Years 10 Years
  --------------------------------------------------------------
   Growth Portfolio               $103   $322    $558    $1,236
  --------------------------------------------------------------
   Equity Portfolio               $126   $393    $681    $1,500
  --------------------------------------------------------------
   Special Equity Portfolio       $ 96   $300    $520    $1,155
  --------------------------------------------------------------
   Strategic Balanced Portfolio   $103   $322    $558    $1,236
  --------------------------------------------------------------
   Bond Portfolio                 $ 90   $281    $488    $1,084

 Investing with the UAM Funds

BUYING SHARES
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                     To open an account           To buy more shares
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  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

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  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

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  By Automatic       You may not open an ac-      To set up a plan, mail a
  Investment         count via ACH.               completed application to
  Plan (Via ACH)                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

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  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs
                     $250--Spousal IRAs

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

REDEEMING SHARES
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  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The UAM Fund;

                   .   The account number; and

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments to redeem shares. Please see the Statement of Addi-tional Information (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By               You must first establish the telephone redemption privi-
  Telephone        lege (and, if desired, the wire redemption privilege) by
                   completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  Online You can redeem shares on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465.

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  By               If your account balance is at least $10,000, you may
  Systematic       transfer as little as $100 per month from your UAM Funds
  Withdrawal       account to your financial institution.
  Plan (Via
  ACH)

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
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  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
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Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value per share (NAV) next computed after it receives and ac-cepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trad-ing on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following busi-ness day. The UAM Funds are open for business on the same days as the New York Stock Exchange, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed. Consequently, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amor-tized cost, which approximates market value. The UAM Funds may use a pric-ing service to value some of their assets, such as debt securities or for-eign securities.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial in-termediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  At the UAM Funds' discretion, you may pay for shares with securities in-stead of cash. In addition, the UAM Funds may pay all or part of your re-demption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form. To be in proper form, a written redemption request must include the following information:

  .   The name of the UAM Fund;

  .   The account number;

  .   The account name(s);

  .   The address;

  .   The dollar amount or number of shares you wish to redeem; and

  . The signatures of all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

  The UAM Funds may require that signatures be guaranteed by a bank or mem-ber firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a shareholder to furnish additional legal docu-ments to insure proper authorization.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
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  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
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  Normally, the portfolios distribute their net investment income quarterly. In addition, the portfolios distribute any net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distribu-tions in additional shares of the portfolios, unless you elect on your ac-count application to receive them in cash.

FEDERAL TAXES
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  The following is a summary of the federal income tax consequences of in-vesting in the portfolios. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolios will generally be taxable to share-holders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolios expect to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you exchange or redeem shares in any UAM Fund, you may recognize a capital gain or loss for federal tax purposes. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
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  This section briefly describes the principal investment strategies the portfolios may employ in seeking their objectives. For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on each portfolio's recent strategies and holdings in the annual/semi-annual re-port of the portfolios. As long as it is consistent with their objectives and other policies described in the SAI, each portfolio may change these strategies without shareholder approval.

Growth, Equity and Special Equity Portfolios

  In What Securities do the Portfolios Invest?

  The Growth and Equity Portfolios normally seek to achieve their goals by investing primarily in common stocks of companies of all sizes. The Special Equity Portfolio normally seeks to achieve its objective by investing primarily in common stocks of companies that have market capitalizations within the market capitalization range of the Russell 2500 Index. As of December 31, 1999, the Russell 2500 Index had a weighted average market capitalization of $3.8 billion and consisted of companies with market capitalization from $34.8 million to $19.6 billion. The Equity Portfolio invests at least 90% of its assets in equity securities. While each portfolio invests mainly in common stocks, they may also invest in other types of equity securities.

  How Does the Adviser Select Securities for the Portfolio?

  The adviser invests the assets of each portfolio in common stocks of com-panies that rank high on its proprietary ranking system. The adviser's system ranks securities according to decile using historical earnings growth and consistency, earnings acceleration, prospective earnings "sur-prise" probabilities, relative price strength and valuation. The adviser further narrows the list of potential investments using traditional funda-mental security analysis, focusing particular attention on identifying the factors influencing earnings, understanding competitive advantages and ex-amining earnings sustainability. The adviser believes that companies that have ranked highly according to its analysis are likely to provide supe-rior rates of return over an extended period relative to the stock market in general.

  The adviser identifies a review price for each security (usually 15% to 20% below its purchase price) at the time it purchases the security. The adviser continuously monitors the investments of the portfolio and, if the price of a security declines below its review price, the adviser may sell some or all of that security.

  Normally, the Growth and Special Equity Portfolios expect that cash re-serves will represent less than 20% of their respective assets.

Bond Portfolio

  In What Securities does the Portfolio Invest?

  The Bond Portfolio normally seeks to achieve its goal by investing at least 75% of its total assets in a diversified mix of dollar-denominated, investment-grade debt securities.

  How Does the Adviser Select Securities for the Portfolio?

  The adviser's fixed income management process includes four primary ele-ments:

  . Average Maturity: The adviser's goal is to vary the average life of the portfolio to take advantage of predicted changes in interest rates. The longer the portfolio the more its price will change as in-terest rates change;

  . Maturity Structure: The adviser will vary the mix of short, intermedi-ate and long securities to reach the target average life. Interest rates change by different amounts at different maturities and the goal is to take advantage of the most beneficial changes;

  . Sector Allocation: The adviser will change the mix between government, corporate, and mortgage securities based on the attractiveness of each sector's yields and the outlook for changes in those yields; and

  . Issue Selection: The adviser will select the best issues available to meet the average maturity, maturity structure and sector allocation targets. Securities will be selected based on the attractiveness of yields and analysis of each security's fundamental creditworthiness and structure.

  The adviser adjusts each of these elements to benefit the portfolio as the environment for fixed income assets changes. In addition, analysis of eco-nomic factors and their impact on future interest rates, comparison of yields available among the various sectors and the analysis of individual securities are all key parts of the process.

  The adviser constantly monitors the investments of the portfolio, but does not employ an automatic sell discipline. Instead, as market conditions change, the adviser reevaluates the investments of the portfolio to deter-mine if the securities still meet the expectations of the adviser. The ad-viser then sells securities of the portfolio when it can replace them with securities that will add value to the portfolio or it changes its invest-ment conclusions about the security.

Strategic Balanced Portfolio

  In What Securities does the Portfolio Invest?

  The portfolio may invest in a combination of stocks, bonds and short-term cash equivalents. Normally, the portfolio will invest 25%--50% of its as-sets in debt securities and 35%--70% of its assets in equity securities. While the adviser can vary the composition of the portfolio within those ranges, it will typically invest approximately 55--60% of the portfolio's assets in equity securities and 40--45% in debt securities. The portfolio will invest at least 25% of its total assets in senior debt securities, including preferred stock.

  How Does the Adviser Select Securities for the Portfolios?

  The portfolio invests in equity and debt securities using the same tech-niques and strategies as the Growth and Bond Portfolios, respectively.

What are the Characteristics and Risks of the Securities in which the Portfolios Invest?

  Debt Securities

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). The portfolio may invest in a variety of types of debt securities, including those issued by corporations and the U.S. gov-ernment and its agencies, mortgage-backed and asset-backed securities (se-curities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certifi-cates of deposit.

  The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by esti-mating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt se-curity will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behavior can negatively affect the performance of a portfolio by shortening or length-ening its average maturity and, thus, changing its effective duration. The unexpected timing of mortgage-backed and asset-backed prepayments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes un-able to honor its financial obligations, the security may lose some or all of its value.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the ca-pacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have nar-rower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

  Growth stocks are stocks of companies that the adviser believes have earn-ings that will grow relatively rapidly. These stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or ex-pected earnings than the values of other stocks.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to their principal investment strategies, the portfolios may use the investment strategies described below. They may also employ in-vestment practices that this prospectus does not describe, such as repur-chase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these and other investment practices and their risks, you should read the SAI.

American Depositary Receipts (ADRs)

  Each portfolio may invest in ADRs. However, the Growth Portfolio and Stra-tegic Balanced Portfolio may only invest 20% of their total assets in ADRs. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depository banks and generally trade on an es-tablished market in the United States or elsewhere. Although they are al-ternatives to directly purchasing the underlying foreign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

Derivatives

  Generally, a derivative is a financial transaction whose value is based on the value of an underlying asset, interest rate, exchange rate, stock in-dex or other measures. The Strategic Balanced Portfolio and the Bond Port-folio may invest in futures and options to protect against a change in the price of an investment they own or anticipate buying in the future (a practice known as hedging). They also may use futures and options to re-main fully invested and to reduce transaction costs.

  Futures contracts are contracts that obligate the buyer to receive and the seller to deliver a security or money on a specified date. Options grant the right, but not the obligation, to buy or sell a specified amount of a security or other assets on or before a specified date at a predetermined price.

  Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of a portfolio's as-sets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of secu-rities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defen-sive position to reduce changes in the value of the shares of a portfolio that may result from adverse market, economic, political or other develop-ments.

  When the adviser pursues a temporary defensive strategy, a portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent a portfolio from achieving its stated objectives.

Portfolio Turnover

  A portfolio may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (and, in particular, short-term gains) realized by a portfolio. Shareholders must pay tax on such capital gains.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organi-zations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

  As of the date of this prospectus, the UAM Funds and their major service providers have not experienced any year 2000-related computer problems. However, it is possible that year 2000-related computer problems will still affect the UAM Funds in the future. To reduce the likelihood that a year 2000-related computer problem would affect the UAM Funds, the UAM Funds and their advisers, administrator, distributor and transfer agent have taken steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. Such steps include making necessary changes to their own computer systems; obtaining assur-ances from their major service providers that they are ready for the tran-sition to the year 2000; and reviewing key service providers' contingency plans. The UAM Funds cannot predict the degree to which the year 2000 is-sue will affect their investments or operations. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Sirach Capital Management, Inc., located at 3323 One Union Square, Seat-tle, Washington 98101, is the investment adviser to each of the portfo-lios. The adviser manages and supervises the investment of each portfo-lio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals since 1970.

  Set forth in the table below are the management fees the portfolios paid to the adviser during the their most recent fiscal year, expressed as a percentage of average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of this class of some or all of the portfolios to the amounts listed in the table below. To maintain these expense limits, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolios. The adviser intends to continue its expense limitation until further notice, but may discon-tinue it at any time.

                                        Special  Strategic
                    Growth    Equity    Equity   Balanced    Bond
                   Portfolio Portfolio Portfolio Portfolio Portfolio
  ------------------------------------------------------------------
   Management Fee    0.65%     0.31%     0.70%     0.65%     0.00*
  ------------------------------------------------------------------
   Expense Limit       N/A     0.90%       N/A       N/A     0.50%

Portfolio Managers

  Teams of the adviser's investment professionals have primary responsibil-ity for the day-to-day management of the portfolios. For more information on the composition of those teams, including biographies of some of their members, please see the SAI.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolios. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolios. Composites of the performance of these separate accounts are listed below. The performance data for the managed accounts reflects deductions for all fees and expenses. All fees and expenses of the separate accounts were less than the operating ex-penses of the portfolios. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolios, the compos-ite's performance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folios.

   Calendar
    Years      Sirach Capital Management
    Ended:    Large Cap Growth Composite+    S&P 500 Index
  -----------------------------------------------------------------------
   1989                  32.64%                  31.65%
  -----------------------------------------------------------------------
   1990                  -4.01%                  -3.14%
  -----------------------------------------------------------------------
   1991                  38.62%                  30.45%
  -----------------------------------------------------------------------
   1992                   6.71%                   7.66%
  -----------------------------------------------------------------------
   1993                  14.71%                  10.05%
  -----------------------------------------------------------------------
   1994                  -9.24%                   1.27%
  -----------------------------------------------------------------------
   1995                  31.94%                  37.53%
  -----------------------------------------------------------------------
   1996                  21.39%                  22.99%
  -----------------------------------------------------------------------
   1997                  30.77%                  33.33%
  -----------------------------------------------------------------------
   1998                  29.62%                  28.59%
  -----------------------------------------------------------------------
   1999                  23.56%                  21.03%
  -----------------------------------------------------------------------
   Average Annual Returns For Periods Ended 12/31/99
  -----------------------------------------------------------------------
   1-year                23.56%                  21.03%
  -----------------------------------------------------------------------
   5-years               27.39%                  28.55%
  -----------------------------------------------------------------------
   10 Years              17.37%                  18.20%

  + The adviser's performance results were calculated using a model of 0.75%. Net returns to investors vary depending on the management fee.
    The adviser's composite performance has been audited.

   Calendar
    Years      Sirach Capital Management    Lehman Brothers
    Ended:      Fixed Income Composite*   Aggregate Bond Index
  -----------------------------------------------------------------------
   1989                  13.93%                  14.53%
  -----------------------------------------------------------------------
   1990                   6.83%                   8.96%
  -----------------------------------------------------------------------
   1991                  18.79%                  16.00%
  -----------------------------------------------------------------------
   1992                   8.17%                   7.40%
  -----------------------------------------------------------------------
   1993                  11.65%                   9.75%
  -----------------------------------------------------------------------
   1994                  -1.91%                  -2.92%
  -----------------------------------------------------------------------
   1995                  18.69%                  18.47%
  -----------------------------------------------------------------------
   1996                   4.87%                   3.63%
  -----------------------------------------------------------------------
   1997                   9.88%                   9.65%
  -----------------------------------------------------------------------
   1998                   8.03%                   8.69%
  -----------------------------------------------------------------------
   1999                  -0.02%                   0.82%
  -----------------------------------------------------------------------
   Average Annual Returns For Periods Ended 12/31/99
  -----------------------------------------------------------------------
   1-year                -0.02%                   0.82%
  -----------------------------------------------------------------------
   5-years                8.12%                   7.73%
  -----------------------------------------------------------------------
   10-years               8.31%                   7.70%

  * The adviser's performance results were calculated using a model of 0.30%. Net returns to investors vary depending on the management fee. The adviser's composite performance has been audited.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the UAM Funds that are attribut-able to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal di-rectly with the UAM Funds. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the UAM Funds or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The UAM Funds may pay all or part of the fees paid to financial represent-atives. Periodically, the board of the UAM Funds reviews these arrange-ments to ensure that the fees paid are appropriate to the services per-formed. The UAM Funds do not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the UAM Funds.

  The adviser may pay its affiliated companies for distribution and market-ing services performed with respect to the UAM Funds.

ADDITIONAL CLASSES
-------------------------------------------------------------------------------

  The Growth and Bond Portfolios also offer Institutional Service Class shares, which pay marketing or shareholder servicing fees. Since Institu-tional Service Class shares have higher expenses, their performance will be lower than the Institutional Class.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the portfolios for the fiscal periods indicated. Certain information contained in the table reflects the finan-cial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in this class of the portfolios assuming all dividends and distributions were reinvest-ed. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the portfolios, which is available upon request by calling the UAM Funds at 1-877-826-5465.

GROWTH PORTFOLIO
-------------------------------------------------------------------------------

   Years Ended October 31,      1999      1998      1997      1996      1995
  -----------------------------------------------------------------------------
   Net Asset Value, Beginning
    of Period                  $ 13.76   $ 15.44  $  14.01  $  11.35  $   9.66
  -----------------------------------------------------------------------------
   Income from Investment
    Operations:
    Net Investment Income
     (Loss)                      (0.06)     0.02      0.12      0.12      0.15
    Net Realized and
     Unrealized Gain              3.37      1.47      3.55      2.65      1.70
  -----------------------------------------------------------------------------
    Total From Investment
     Operations                   3.31      1.49      3.67      2.77      1.85
  -----------------------------------------------------------------------------
   Distributions:
    Net Investment Income          --      (0.04)    (0.13)    (0.11)    (0.16)
    Net Realized Gain            (2.44)    (3.13)    (2.11)      --        --
  -----------------------------------------------------------------------------
    Total Distributions          (2.44)    (3.17)    (2.24)    (0.11)    (0.16)
  -----------------------------------------------------------------------------
   Net Asset Value, End of
    Period                     $ 14.63   $ 13.76  $  15.44  $  14.01  $  11.35
  -----------------------------------------------------------------------------
   Total Return                  26.90%    11.45%    30.86%    24.52%    19.33%
  -----------------------------------------------------------------------------
   Ratios and Supplemental
    Data
    Net Assets, End of Period
     (Thousands)               $62,231   $84,423  $132,530  $128,982  $114,787
    Ratio of Expenses to
     Average Net Assets           1.01%     0.91%     0.90%     0.87%     0.86%
    Ratio of Net Investment
     Income (Loss) to Average
     Net Assets                  (0.35%)    0.17%     0.84%     0.97%     1.48%
    Portfolio Turnover Rate         90%      103%      138%      151%      119%

SPECIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

   Years Ended October 31,     1999       1998       1997       1996       1995
  --------------------------------------------------------------------------------
   Net Asset Value,
    Beginning of Period      $  10.09   $  14.95   $  17.98   $  18.80   $  16.10
  --------------------------------------------------------------------------------
   Income from Investment
    Operations:
    Net Investment Income
     (Loss)                     (0.07)     (0.10)     (0.09)     (0.06)      0.11
    Net Realized and
     Unrealized Gain (Loss)      5.85      (1.90)      0.98       3.51       3.65
  --------------------------------------------------------------------------------
    Total From Investment
     Operations                  5.78      (2.00)      0.89       3.45       3.76
  --------------------------------------------------------------------------------
   Distributions:
    Net Investment Income         --         --         --       (0.03)     (0.11)
    Net Realized Capital
     Gains                      (2.51)     (2.86)     (3.92)     (4.24)     (0.95)
  --------------------------------------------------------------------------------
    Total Distributions         (2.51)     (2.86)     (3.92)     (4.27)     (1.06)
  --------------------------------------------------------------------------------
   Net Asset Value, End of
    Period                   $  13.36   $  10.09   $  14.95   $  17.98   $  18.80
  --------------------------------------------------------------------------------
   Total Return                 71.28%    (14.99%)     8.11%     23.62%     25.31%
  --------------------------------------------------------------------------------
   Ratios and Supplemental
    Data
    Net Assets, End of
     Period (Thousands)      $184,377   $154,373   $368,430   $441,326   $498,026
    Ratio of Expenses to
     Average Net Assets          0.94%      0.92%      0.89%      0.87%      0.85%
    Ratio of Net Investment
     Income (Loss) to
     Average Net Assets         (0.57%)    (0.61%)    (0.53%)    (0.29%)     0.64%
    Portfolio Turnover Rate       205%       126%       114%       129%       137%

STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------
   Years Ended October 31,     1999       1998       1997       1996       1995
  --------------------------------------------------------------------------------
   Net Asset Value,
    Beginning of Period      $  11.56   $  12.44   $  11.99   $  10.75   $   9.35
  --------------------------------------------------------------------------------
   Income from Investment
    Operations:
    Net Investment Income        0.25       0.28       0.37       0.36       0.36
    Net Realized and
     Unrealized Gain             1.49       0.88       1.81       1.24       1.39
  --------------------------------------------------------------------------------
    Total From Investment
     Operations                  1.74       1.16       2.18       1.60       1.75
  --------------------------------------------------------------------------------
   Distributions:
    Net Investment Income       (0.25)     (0.29)     (0.37)     (0.36)     (0.35)
    Net Realized Capital
     Gains                      (0.73)     (1.75)     (1.36)       --         --
  --------------------------------------------------------------------------------
    Total Distributions         (0.98)     (2.04)     (1.73)     (0.36)     (0.35)
  --------------------------------------------------------------------------------
   Net Asset Value, End of
    Period                   $  12.32   $  11.56   $  12.44   $  11.99   $  10.75
  --------------------------------------------------------------------------------
   Total Return                 15.74%     10.63%     20.78%     15.13%     19.10%
  --------------------------------------------------------------------------------
   Ratios and Supplemental
    Data
    Net Assets, End of
     Period (Thousands)      $ 71,014   $ 84,522   $ 86,204   $ 83,430   $ 95,834
    Ratio of Expenses to
     Average Net Assets          1.01%      1.01%      0.97%      0.93%      0.87%
    Ratio of Net Investment
     Income to Average Net
     Assets                      2.00%      2.39%      3.06%      3.04%      3.49%
    Portfolio Turnover Rate        83%        87%       128%       172%       158%

EQUITY PORTFOLIO
-------------------------------------------------------------------------------

   Years Ended October 31,                1999      1998      1997    1996#
  ----------------------------------------------------------------------------
   Net Asset Value, Beginning of Period  $ 15.59   $ 13.98   $ 10.97  $10.00
  ----------------------------------------------------------------------------
   Income from Investment Operations:
    Net Investment Income (Loss)           (0.04)    (0.01)     0.03    0.01
    Net Realized and Unrealized Gain        4.08      2.01      3.06    0.97
  ----------------------------------------------------------------------------
    Total From Investment Operations        4.04      2.00      3.09    0.98
  ----------------------------------------------------------------------------
   Distributions:
    Net Investment Income                    --      (0.01)    (0.02) (0.01)
    Net Realized Capital Gains             (0.27)    (0.38)    (0.06)    --
  ----------------------------------------------------------------------------
    Total Distributions                    (0.27)    (0.39)    (0.08)  (0.01)
  ----------------------------------------------------------------------------
   Net Asset Value, End of Period        $ 19.36   $ 15.59   $ 13.98  $10.97
  ----------------------------------------------------------------------------
   Total Return+                           26.17%    14.63%    28.34%   9.80%@
  ----------------------------------------------------------------------------
   Ratios and Supplemental Data
    Net Assets, End of Period
     (Thousands)                         $43,125   $37,939   $26,169  $6,410
    Ratio of Expenses to Average Net
     Assets                                 0.90%     0.90%     0.90%   1.03%*
    Ratio of Net Investment Income
     (Loss) to Average Net Assets          (0.21%)   (0.08%)    0.30%   0.39%*
    Portfolio Turnover Rate                  121%       75%       89%     34%

BOND PORTFOLIO
-------------------------------------------------------------------------------

   Years Ended October 31,                                 1999    1998++
  --------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                   $ 10.35  $ 10.00
  --------------------------------------------------------------------------
   Income from Investment Operations:
    Net Investment Income                                    0.60     0.59
    Net Realized and Unrealized Gain (Loss)                 (0.54)    0.28
  --------------------------------------------------------------------------
    Total From Investment Operations                         0.06     0.87
  --------------------------------------------------------------------------
   Distributions:
    Net Investment Income                                   (0.60)   (0.52)
    Net Realized Gain                                       (0.11)     --
  --------------------------------------------------------------------------
    Total Distributions                                     (0.71)   (0.52)
  --------------------------------------------------------------------------
   Net Asset Value, End of Period                         $  9.70  $ 10.35
  --------------------------------------------------------------------------
   Total Return+                                             0.58%    8.84%@
  --------------------------------------------------------------------------
   Ratios and Supplemental Data
    Net Assets, End of Period (Thousands)                 $64,847  $63,409
    Ratio of Expenses to Average Net Assets                  0.50%    0.51%*
    Ratio of Net Investment Income to Average Net Assets     5.90%    5.95%*
    Portfolio Turnover Rate                                   170%     168%

  * Annualized
  @ Not annualized
  # For the period from July 1, 1996 (commencement of operation) to October
    31, 1996.
  ++For the period from November 3, 1997 (commencement of operation) to
    October 31, 1998.
  + Total return would have been different had certain fees not been waived and certain expenses not been assumed by the adviser during the periods indicated

 Portfolio Codes


  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

                                      Trading             CUSIP             Portfolio
                                      Symbol             Number              Number
  -----------------------------------------------------------------------------------
   Growth Portfolio                    SGRWX            902555655              926
  -----------------------------------------------------------------------------------
   Equity Portfolio                    SIEQX            902555457              924
  -----------------------------------------------------------------------------------
   Special Equity Portfolio            SSEPX            902555598              928
  -----------------------------------------------------------------------------------
   Strategic Balanced Portfolio        SSBAX            902555622              930
  -----------------------------------------------------------------------------------
   Bond Portfolio                      SBNDX            902555291              922

The Sirach Portfolios

  For investors who want more information about the portfolios, the follow-ing documents are available upon request.

Annual/Semi-Annual Reports

  The annual/semi-annual reports of the portfolios provide additional infor-mation about their investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolios during the last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolios and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

  Investors can receive free copies of the SAI, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  You can review and copy information about the portfolio (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, af-ter paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Ex-change Commission's Public Reference Section, Washington, D.C. 20549-0102.

  The portfolios' Investment Company Act of 1940 file number is 811-5683.

                                                                  [LOGO OF UAM]

                              UAM Funds
                              Funds for the Informed Investorsm

ICM Small Company Portfolio                                    February 28, 2000
Institutional Class Prospectus                    as Supplemented March 27, 2000




                                                                   [LOGO OF UAM]

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the con-
                   trary is a criminal offense.

 TABLE OF CONTENTS


Portfolio Summary ........................................................... 1

 What is the Investment Objective of the Portfolio? ......................... 1
 What are the Principal Investment Strategies of the Portfolio? ............. 1
 What are the Principal Risks of the Portfolio? ............................. 1
 How has the Portfolio Performed? ........................................... 2
 What are the Fees and Expenses of the Portfolio? ........................... 3

Investing With The UAM Funds ................................................ 4

 Buying Shares .............................................................. 4
 Redeeming Shares ........................................................... 5
 Exchanging Shares .......................................................... 5
 Transaction Policies ....................................................... 6

Account Policies ............................................................ 9

 Small Accounts ............................................................. 9
 Distributions .............................................................. 9
 Federal Taxes .............................................................. 9

Portfolio Details .......................................................... 11

 Principal Investments and Risks of the Portfolio .......................... 11
 Other Investment Practices and Strategies ................................. 12
 Year 2000 ................................................................. 13
 Investment Management ..................................................... 14
 Shareholder Servicing Arrangements ........................................ 14

Financial Highlights ....................................................... 16

 Portfolio Summary


WHAT IS THE INVESTMENT OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks maximum, long-term total return consistent with rea-sonable risk to principal, by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more im-portantly, in terms of market capitalization.

  The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment objective without shareholder ap-proval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio normally seeks to achieve its objective by investing at least 80% of its assets in common stocks of companies that have market capitalizations within the market capitalization range of the Russell 2000 Index at the time of purchase.

  Typically, the adviser invests in companies that have an above-average re-turn on equity, are financially strong, and yet are selling at a price to earnings ratio lower than that of most stocks represented in the S&P 500 Index. In addition, the adviser tends to focus on those companies whose earnings momentum is accelerating and/or whose recent earnings have ex-ceeded general expectations.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  As with all mutual funds, at any time, your investment in the portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The portfolio may not achieve its goal because its strategy did not produce the intended results or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

  As with all equity funds, the risks that could affect the value of the portfolio's shares and the total return on your investment include the possibility that the equity securities held by the portfolio will experi-ence sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities markets generally, an entire industry or sector or a particular company. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The following information illustrates how the portfolio's performance has varied from year to year. The bar chart shows the portfolio's performance during each calendar year for the period shown in the chart. The average annual return table compares the portfolio's average annual returns to those of a broad-based securities market index. Returns are based on past results and are not an indication of future performance.

  Calendar Year Returns

  1990         -7.38%
  1991         48.67%
  1992         32.28%
  1993         22.00%
  1994          3.41%
  1995         21.27%
  1996         23.01%
  1997         33.01%
  1998         -0.51%
  1999         -1.07%

                               Quarter
                     Return     Ended
  -------------------------------------
   Highest Quarter     30.05%   3/31/91
  -------------------------------------
   Lowest Quarter     -25.21%   9/30/90

  Average Annual Returns For Periods Ended December 31,1999

                                 1 Year  5 Years  10 Years
  --------------------------------------------------------
   ICM Small Company Portfolio   -1.07%  14.32%    16.20%
  --------------------------------------------------------
   Russell 2000 Index            21.26%  16.69%    12.87%

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Shareholder Transaction Fees (fees paid directly from your investment)

  The portfolio is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other UAM Funds.

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

  The portfolio does have annual operating expenses and as a shareholder you pay them indirectly. This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

                                          ICM Small Company Portfolio
  -------------------------------------------------------------------
   Management Fee                                    0.70%
  -------------------------------------------------------------------
   Other Expenses                                    0.15%
  -------------------------------------------------------------------
   Total Annual Fund Operating Expenses*             0.85%

  * "Other Expenses" presented in the table above may be higher than the expenses you would actually pay as a shareholder in the portfolio. This is due to the fact that "Other Expenses" do not take into account any expense offset arrangement the portfolio may have that would reduce its custodian fee based on the amount of cash the portfolio maintains with its custodian. Such an arrangement would have the effect of reducing the portfolio's expenses.

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you rein-vested all of your dividends and distributions and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year 3 Years 5 Years 10 Years
  -------------------------------------------------------------
   ICM Small Company Portfolio   $87    $271    $471    $1,049

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------
                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.
  ---------------------------------------------------------------------------

  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------

  By Automatic       You may not open an ac-      To set up a plan, mail a
  Investment         count via ACH.               completed application to
  Plan (Via ACH)                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $5,000,000                   $1,000
  Investments

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

REDEEMING SHARES
--------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the account to the UAM Funds specifying:

                   . the UAM Fund;

                   . the account number; and

                   . the dollar amount or number of shares you wish to re-
                     deem.

                   Certain shareholders may need to include additional doc-uments to redeem shares. Please see the Statement of Ad-ditional Information (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By               You must first establish the telephone redemption privi-
  Telephone        lege (and, if desired, the wire redemption privilege) by
                   completing the appropriate sections of the account ap-plication.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------

  Online           You can redeem shares on the Internet at www.uam.com.
                   For login information, including your personal identifi-cation number (PIN), please call 1-877-826-5465.

  ---------------------------------------------------------------------------
  By               If your account balance is at least $10,000, you may
  Systematic       transfer as little as $100 per month from your UAM Funds
  Withdrawal       account to your financial institution.

  Plan
  (Via ACH)        To participate in this service, you must complete the
                   appropriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
--------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. You can also exchange shares of the UAM Funds on the Internet at www.uam.com. For login information, including your personal identification number (PIN), please call 1-877-826-5465. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value per share (NAV) next computed after it receives and ac-cepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trad-ing on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following busi-ness day. The UAM Funds are open for business on the same days as the New York Stock Exchange, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed. Consequently, the value of a UAM Fund may change on days when you are unable to purchase or redeem shares.

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amor-tized cost, which approximates market value. The UAM Funds may use a pric-ing service to value some of their assets, such as debt securities or for-eign securities.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the UAM Funds on time. Your financial intermediary may charge additional transaction fees for its services.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

  At the UAM Funds' discretion, you may pay for shares with securities in-stead of cash. In addition, the UAM Funds may pay all or part of your re-demption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form. To be in proper form, a written redemption request must include the following information:

  .   The name of the UAM Fund;

  .   The account number;

  .   The account name(s);

  .   The address;

  .   The dollar amount or number of shares you wish to redeem; and

  . The signatures of all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

  The UAM Funds may require that signatures be guaranteed by a bank or mem-ber firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the UAM Funds may require a shareholder to furnish additional legal docu-ments to insure proper authorization.

  If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares;

  .   Reject any purchase order; or

  . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting manage-ment and by increasing expenses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the New York Stock Exchange is restricted; or

  . The Securities and Exchange Commission allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders;

  .   Reject any request for an exchange; or

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies



SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, the portfolio distributes its net capital gains at least once a year. The UAM Funds will automatically reinvest dividends and distribu-tions in additional shares of the portfolio, unless you elect on your ac-count application to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or re-invested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you exchange or redeem shares in any UAM Fund, you may recognize a capital gain or loss for federal tax purposes. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details



PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with its objective and other policies described in the SAI, the portfolio may change these strategies without shareholder approval.

In What Types of Securities does the Portfolio Invest?

  The portfolio normally seeks to achieve its objective by investing at least 80% of its assets in common stocks of companies that have market capitalizations within the market capitalization range of the Russell 2000 Index at the time of purchase. As of December 31, 1999, the Russell 2000 Index had a weighted average market capitalization of $1.3 billion and consisted of companies with market capitalizations from $11 million to $13 billion. The portfolio may invest in equity securities listed on the New York and American Stock Exchanges or traded on the over-the-counter mar-kets operated by the National Association of Securities Dealers, Inc. The portfolio invests mainly in common stocks, but it may also invest in other types of equity securities.

How Does the Adviser Select Securities for the Portfolio?

  Typically, the adviser invests in companies that have an above-average re-turn on equity, are financially strong, and yet are selling at a price to earnings ratio lower than that of most stocks represented in the S&P 500 Index. The adviser believes stocks with such characteristics are likely to provide superior rates of return to investors when compared to stocks with higher price to earnings ratios over extended periods of time and through a variety of economic and market cycles. Using screening parameters such as price to earnings ratios, relative return on equity, and other finan-cial ratios, the adviser screens the portfolio's universe of potential in-vestments to identify potentially undervalued securities. The adviser fur-ther narrows the list of potential investments through traditional funda-mental security analysis, which may include interviews with company man-agement and a review of the assessments and opinions of outside analysts and consultants.

  Securities are sold when the adviser believes the shares have become rela-tively overvalued or it finds more attractive alternatives. In addition, the adviser tends to focus on those companies whose rates of earnings mo-mentum is accelerating and/or whose recent earnings have exceeded general expectations.

What are the Characteristics and Risks of the Securities in which the Portfolio Invests?

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have nar-rower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to its principal investment strategies, the portfolio may use the investment strategies described below. It may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these and other investment practices and their risks, you should read the SAI.

American Depositary Receipts (ADRs)

  The portfolio may invest up to 20% of its total assets in ADRs. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depository banks and generally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

Short-Term Investing

  At times, the adviser may decide to invest up to 100% of the portfolio's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of secu-rities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defen-sive position to reduce changes in the value of the shares of the portfo-lio that may result from adverse market, economic, political or other de-velopments.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  As of the date of this prospectus, the UAM Funds and their major service providers have not experienced any year 2000-related computer problems. However, it is possible that year 2000-related computer problems will still affect the UAM Funds in the future. To reduce the likelihood that a year 2000-related computer problem would affect the UAM Funds, the UAM Funds and their advisers, administrator, distributor and transfer agent have taken steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. Such steps include making necessary changes to their own computer systems, obtaining assur-ances from their major service providers that they are ready for the tran-sition to the year 2000; and reviewing key service prov-iders' contingency plans. The UAM Funds cannot predict the degree to which the year 2000 issue will affect their investments or operations. Any nega-tive consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Investment Counselors of Maryland, Inc., a Maryland corporation located at 803 Cathedral Street, Baltimore, Maryland 21201, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, pension and profit sharing plans, trusts, es-tates and other institutions and individuals.

  During its most recent fiscal year, the portfolio paid 0.70% in management fees to its adviser, expressed as a percentage of average net assets.

Portfolio Managers

  A team of the adviser's investment professionals has primary responsibil-ity for the day-to-day management of the portfolio. For more information on the composition of that team, including biographies of some of their members, please see the SAI.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Brokers, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

  For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the UAM Funds that are attribut-able to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal di-rectly with the UAM Funds. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the UAM Funds or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

  The UAM Funds may pay all or part of the fees paid to financial represent-atives. Periodically, the board of the UAM Funds reviews these arrange-ments to ensure that the fees paid are appropriate to the services per-formed. The UAM Funds do not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

  The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with re-spect to the UAM Funds.

  The adviser may pay its affiliated companies for distribution and market-ing services performed with respect to the UAM Funds.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolio assuming all dividends and distributions were reinvested. PricewaterhouseCoopers LLP has audited this information. The financial statements and the unqual-ified opinion of PricewaterhouseCoopers LLP are included in the annual re-port of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

   Years Ended October 31,     1999       1998       1997      1996      1995
  ------------------------------------------------------------------------------
   Net Asset Value
    Beginning of Period        $24.35     $27.82     $20.71    $19.04    $17.05
  ------------------------------------------------------------------------------
   Income from Investment
    Operations:
   Net Investment Income         0.29       0.28       0.23      0.24      0.16
   Net Realized and
    Unrealized Gain (Loss)      (0.30)     (1.58)      8.27      2.59      2.70
  ------------------------------------------------------------------------------
    Total From Investment
     Operations                 (0.01)     (1.30)      8.50      2.83      2.86
  ------------------------------------------------------------------------------
   Distributions:
   Net Investment Income        (0.29)     (0.24)     (0.20)    (0.24)    (0.14)
   Net Realized Capital
    Gains                       (1.42)     (1.93)     (1.19)    (0.92)    (0.73)
  ------------------------------------------------------------------------------
    Total Distributions         (1.71)     (2.17)     (1.39)    (1.16)    (0.87)
  ------------------------------------------------------------------------------
   Net Asset Value, End of
    Period                     $22.63     $24.35     $27.82    $20.71    $19.04
  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------
   Total Return                 (0.13)%    (5.04)%    43.28%    15.62%    17.73%
  ------------------------------------------------------------------------------
  ------------------------------------------------------------------------------
   Ratios and Supplemental
    Data
   Net Assets, End of
    Period (Thousands)       $559,980   $618,590   $518,377  $320,982  $250,798
   Ratio of Expenses to
    Average Net Assets           0.85%      0.89%      0.89%     0.88%     0.87%
   Ratio of Net Investment
    Income to Average Net
    Assets                       1.18%      1.12%      0.97%     1.20%     1.02%
   Portfolio Turnover Rate         32%        22%        23%       23%       20%

 Portfolio Codes



  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

     Trading Symbol                CUSIP Number                             Portfolio Number
  ------------------------------------------------------------------------------------------
         ICSCX                       90255762                                     895

ICM Small Company Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Report

  The annual/semi-annual report of the portfolio provides additional infor-mation about the portfolio's investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the portfolio during the last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

  Investors can receive free copies of the SAI, shareholder reports and other information about the UAM Funds and can make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 219081
                             Kansas City, MO 64121
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

  You can review and copy information about the portfolio (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, af-ter paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Ex-change Commission's Public Reference Section, Washington, D.C. 20549-0102.

  The portfolio's Investment Company Act of 1940 file number is 811-5683.

                                                                  [LOGO OF UAM]